Risk Management - Disclosure of macroeconomic variables used in the calculation of ECL and Scenario probability weighting (Details)	Dec. 31, 2024	Dec. 31, 2023
Baseline
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	32.50%	32.40%
Baseline | UK | GDP | Not more than one year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	1.00%	0.50%
Baseline | UK | GDP | One to two years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	1.40%	0.30%
Baseline | UK | GDP | Two to three years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	1.50%	1.20%
Baseline | UK | GDP | Three to four years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	1.60%	1.60%
Baseline | UK | GDP | Four to five years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	1.50%	1.60%
Baseline | UK | GDP | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	1.40%	1.10%
Baseline | UK | GDP | 5-year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	1.40%	1.10%
Baseline | UK | Unemployment | Not more than one year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.30%	4.20%
Baseline | UK | Unemployment | One to two years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.40%	4.70%
Baseline | UK | Unemployment | Two to three years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.50%	4.70%
Baseline | UK | Unemployment | Three to four years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.40%	4.80%
Baseline | UK | Unemployment | Four to five years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.40%	5.00%
Baseline | UK | Unemployment | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.40%	4.70%
Baseline | UK | Unemployment | 5-year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.40%	4.70%
Baseline | UK | HPI | Not more than one year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.80%	(3.30%)
Baseline | UK | HPI | One to two years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.30%	(5.10%)
Baseline | UK | HPI | Two to three years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	1.60%	0.70%
Baseline | UK | HPI | Three to four years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.50%	3.10%
Baseline | UK | HPI | Four to five years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.00%	5.30%
Baseline | UK | HPI | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.00%	0.10%
Baseline | UK | HPI | 5-year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.00%	0.10%
Baseline | UK | Bank rate | Not more than one year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	5.10%	4.70%
Baseline | UK | Bank rate | One to two years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.30%	4.90%
Baseline | UK | Bank rate | Two to three years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.00%	4.10%
Baseline | UK | Bank rate | Three to four years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.00%	3.80%
Baseline | UK | Bank rate | Four to five years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.80%	3.50%
Baseline | UK | Bank rate | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.20%	4.20%
Baseline | UK | Bank rate | 5-year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.20%	4.20%
Baseline | United States | GDP | Not more than one year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.70%	2.40%
Baseline | United States | GDP | One to two years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.00%	1.30%
Baseline | United States | GDP | Two to three years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.00%	1.70%
Baseline | United States | GDP | Three to four years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.00%	1.90%
Baseline | United States | GDP | Four to five years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.00%	1.90%
Baseline | United States | GDP | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.20%	1.80%
Baseline | United States | GDP | 5-year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.20%	1.80%
Baseline | United States | Unemployment | Not more than one year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.10%	3.70%
Baseline | United States | Unemployment | One to two years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.30%	4.30%
Baseline | United States | Unemployment | Two to three years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.20%	4.30%
Baseline | United States | Unemployment | Three to four years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.20%	4.30%
Baseline | United States | Unemployment | Four to five years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.20%	4.30%
Baseline | United States | Unemployment | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.20%	4.20%
Baseline | United States | Unemployment | 5-year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.20%	4.20%
Baseline | United States | HPI | Not more than one year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	6.50%	5.40%
Baseline | United States | HPI | One to two years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.60%	3.40%
Baseline | United States | HPI | Two to three years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.70%	3.00%
Baseline | United States | HPI | Three to four years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.00%	3.30%
Baseline | United States | HPI | Four to five years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.00%	3.30%
Baseline | United States | HPI | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.50%	3.70%
Baseline | United States | HPI | 5-year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.50%	3.70%
Baseline | United States | Federal funds rate | Not more than one year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	5.10%	5.10%
Baseline | United States | Federal funds rate | One to two years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.10%	5.00%
Baseline | United States | Federal funds rate | Two to three years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.00%	3.90%
Baseline | United States | Federal funds rate | Three to four years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.80%	3.80%
Baseline | United States | Federal funds rate | Four to five years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.80%	3.80%
Baseline | United States | Federal funds rate | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.20%	4.30%
Baseline | United States | Federal funds rate | 5-year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.20%	4.30%
Downside 2
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	8.60%	10.80%
Downside 2 | UK | GDP | Not more than one year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	1.00%	0.50%
Downside 2 | UK | GDP | One to two years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(2.30%)	(1.50%)
Downside 2 | UK | GDP | Two to three years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(1.30%)	(2.60%)
Downside 2 | UK | GDP | Three to four years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.60%	2.40%
Downside 2 | UK | GDP | Four to five years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.30%	1.60%
Downside 2 | UK | GDP | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(2.90%)	(4.10%)
Downside 2 | UK | GDP | 5-year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.50%	0.10%
Downside 2 | UK | Unemployment | Not more than one year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.30%	4.20%
Downside 2 | UK | Unemployment | One to two years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	6.20%	5.20%
Downside 2 | UK | Unemployment | Two to three years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	8.10%	7.90%
Downside 2 | UK | Unemployment | Three to four years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	6.60%	6.30%
Downside 2 | UK | Unemployment | Four to five years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	5.50%	5.50%
Downside 2 | UK | Unemployment | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	8.40%	8.30%
Downside 2 | UK | Unemployment | 5-year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	6.10%	5.80%
Downside 2 | UK | HPI | Not more than one year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.80%	(3.30%)
Downside 2 | UK | HPI | One to two years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(24.80%)	(19.30%)
Downside 2 | UK | HPI | Two to three years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(5.20%)	(16.80%)
Downside 2 | UK | HPI | Three to four years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	10.00%	14.50%
Downside 2 | UK | HPI | Four to five years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	14.60%	12.40%
Downside 2 | UK | HPI | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(26.80%)	(35.00%)
Downside 2 | UK | HPI | 5-year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(1.60%)	(3.50%)
Downside 2 | UK | Bank rate | Not more than one year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	5.10%	4.70%
Downside 2 | UK | Bank rate | One to two years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.50%	6.60%
Downside 2 | UK | Bank rate | Two to three years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	1.70%	1.30%
Downside 2 | UK | Bank rate | Three to four years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.60%	1.00%
Downside 2 | UK | Bank rate | Four to five years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	1.10%	1.00%
Downside 2 | UK | Bank rate | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	5.30%	8.50%
Downside 2 | UK | Bank rate | 5-year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.40%	2.90%
Downside 2 | United States | GDP | Not more than one year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.70%	2.40%
Downside 2 | United States | GDP | One to two years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(1.30%)	(0.60%)
Downside 2 | United States | GDP | Two to three years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(1.30%)	(2.00%)
Downside 2 | United States | GDP | Three to four years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.30%	3.10%
Downside 2 | United States | GDP | Four to five years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.90%	2.00%
Downside 2 | United States | GDP | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(2.10%)	(1.70%)
Downside 2 | United States | GDP | 5-year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	1.20%	0.90%
Downside 2 | United States | Unemployment | Not more than one year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.10%	3.70%
Downside 2 | United States | Unemployment | One to two years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	5.80%	5.20%
Downside 2 | United States | Unemployment | Two to three years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	7.20%	7.20%
Downside 2 | United States | Unemployment | Three to four years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	6.20%	5.90%
Downside 2 | United States | Unemployment | Four to five years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	5.50%	5.20%
Downside 2 | United States | Unemployment | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	7.50%	7.50%
Downside 2 | United States | Unemployment | 5-year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	5.80%	5.40%
Downside 2 | United States | HPI | Not more than one year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	6.50%	5.40%
Downside 2 | United States | HPI | One to two years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(8.00%)	(6.50%)
Downside 2 | United States | HPI | Two to three years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(0.70%)	(5.70%)
Downside 2 | United States | HPI | Three to four years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	5.20%	7.20%
Downside 2 | United States | HPI | Four to five years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.00%	6.40%
Downside 2 | United States | HPI | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(4.00%)	(7.60%)
Downside 2 | United States | HPI | 5-year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	1.20%	1.20%
Downside 2 | United States | Federal funds rate | Not more than one year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	5.10%	5.10%
Downside 2 | United States | Federal funds rate | One to two years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.50%	6.30%
Downside 2 | United States | Federal funds rate | Two to three years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.60%	1.80%
Downside 2 | United States | Federal funds rate | Three to four years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.80%	1.50%
Downside 2 | United States | Federal funds rate | Four to five years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	1.50%	1.50%
Downside 2 | United States | Federal funds rate | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	5.30%	8.50%
Downside 2 | United States | Federal funds rate | 5-year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.10%	3.20%
Downside 1
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	14.70%	18.30%
Downside 1 | UK | GDP | Not more than one year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	1.00%	0.50%
Downside 1 | UK | GDP | One to two years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(0.50%)	(0.60%)
Downside 1 | UK | GDP | Two to three years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.10%	(0.70%)
Downside 1 | UK | GDP | Three to four years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.10%	2.00%
Downside 1 | UK | GDP | Four to five years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	1.90%	1.60%
Downside 1 | UK | GDP | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.20%	(1.30%)
Downside 1 | UK | GDP | 5-year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.90%	0.60%
Downside 1 | UK | Unemployment | Not more than one year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.30%	4.20%
Downside 1 | UK | Unemployment | One to two years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	5.30%	4.90%
Downside 1 | UK | Unemployment | Two to three years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	6.30%	6.30%
Downside 1 | UK | Unemployment | Three to four years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	5.50%	5.60%
Downside 1 | UK | Unemployment | Four to five years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	5.00%	5.20%
Downside 1 | UK | Unemployment | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	6.50%	6.50%
Downside 1 | UK | Unemployment | 5-year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	5.30%	5.20%
Downside 1 | UK | HPI | Not more than one year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.80%	(3.30%)
Downside 1 | UK | HPI | One to two years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(11.60%)	(12.40%)
Downside 1 | UK | HPI | Two to three years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(1.80%)	(8.30%)
Downside 1 | UK | HPI | Three to four years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	7.20%	8.70%
Downside 1 | UK | HPI | Four to five years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	8.70%	8.80%
Downside 1 | UK | HPI | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(11.30%)	(22.50%)
Downside 1 | UK | HPI | 5-year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.80%	(1.70%)
Downside 1 | UK | Bank rate | Not more than one year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	5.10%	4.70%
Downside 1 | UK | Bank rate | One to two years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.90%	5.80%
Downside 1 | UK | Bank rate | Two to three years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.90%	2.70%
Downside 1 | UK | Bank rate | Three to four years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.30%	2.50%
Downside 1 | UK | Bank rate | Four to five years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.40%	2.30%
Downside 1 | UK | Bank rate | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	5.30%	6.80%
Downside 1 | UK | Bank rate | 5-year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.30%	3.60%
Downside 1 | United States | GDP | Not more than one year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.70%	2.40%
Downside 1 | United States | GDP | One to two years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.30%	0.30%
Downside 1 | United States | GDP | Two to three years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.40%	(0.20%)
Downside 1 | United States | GDP | Three to four years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.70%	2.50%
Downside 1 | United States | GDP | Four to five years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.40%	1.90%
Downside 1 | United States | GDP | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.40%	0.60%
Downside 1 | United States | GDP | 5-year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	1.70%	1.40%
Downside 1 | United States | Unemployment | Not more than one year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.10%	3.70%
Downside 1 | United States | Unemployment | One to two years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	5.10%	4.70%
Downside 1 | United States | Unemployment | Two to three years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	5.70%	5.80%
Downside 1 | United States | Unemployment | Three to four years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	5.20%	5.10%
Downside 1 | United States | Unemployment | Four to five years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.90%	4.80%
Downside 1 | United States | Unemployment | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	5.90%	5.90%
Downside 1 | United States | Unemployment | 5-year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	5.00%	4.80%
Downside 1 | United States | HPI | Not more than one year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	6.50%	5.40%
Downside 1 | United States | HPI | One to two years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(2.70%)	(1.70%)
Downside 1 | United States | HPI | Two to three years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	1.00%	(1.40%)
Downside 1 | United States | HPI | Three to four years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.10%	5.20%
Downside 1 | United States | HPI | Four to five years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.50%	4.80%
Downside 1 | United States | HPI | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	1.10%	0.40%
Downside 1 | United States | HPI | 5-year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.40%	2.40%
Downside 1 | United States | Federal funds rate | Not more than one year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	5.10%	5.10%
Downside 1 | United States | Federal funds rate | One to two years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.40%	5.70%
Downside 1 | United States | Federal funds rate | Two to three years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.30%	2.90%
Downside 1 | United States | Federal funds rate | Three to four years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.30%	2.80%
Downside 1 | United States | Federal funds rate | Four to five years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.70%	2.80%
Downside 1 | United States | Federal funds rate | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	5.30%	6.80%
Downside 1 | United States | Federal funds rate | 5-year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.20%	3.90%
Upside 2
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	17.40%	13.80%
Upside 2 | UK | GDP | Not more than one year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	1.00%	0.50%
Upside 2 | UK | GDP | One to two years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.00%	2.40%
Upside 2 | UK | GDP | Two to three years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.70%	3.70%
Upside 2 | UK | GDP | Three to four years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.90%	2.90%
Upside 2 | UK | GDP | Four to five years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.40%	2.40%
Upside 2 | UK | GDP | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	15.00%	13.40%
Upside 2 | UK | GDP | 5-year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.60%	2.40%
Upside 2 | UK | Unemployment | Not more than one year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.30%	4.20%
Upside 2 | UK | Unemployment | One to two years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.80%	3.90%
Upside 2 | UK | Unemployment | Two to three years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.40%	3.50%
Upside 2 | UK | Unemployment | Three to four years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.50%	3.60%
Upside 2 | UK | Unemployment | Four to five years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.50%	3.60%
Upside 2 | UK | Unemployment | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.40%	3.50%
Upside 2 | UK | Unemployment | 5-year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.70%	3.70%
Upside 2 | UK | HPI | Not more than one year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.80%	(3.30%)
Upside 2 | UK | HPI | One to two years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	11.90%	7.80%
Upside 2 | UK | HPI | Two to three years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	8.40%	7.60%
Upside 2 | UK | HPI | Three to four years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	5.10%	4.50%
Upside 2 | UK | HPI | Four to five years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.10%	5.60%
Upside 2 | UK | HPI | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	36.30%	23.80%
Upside 2 | UK | HPI | 5-year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	6.40%	4.40%
Upside 2 | UK | Bank rate | Not more than one year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	5.10%	4.70%
Upside 2 | UK | Bank rate | One to two years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.90%	4.30%
Upside 2 | UK | Bank rate | Two to three years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.90%	2.70%
Upside 2 | UK | Bank rate | Three to four years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.80%	2.50%
Upside 2 | UK | Bank rate | Four to five years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.80%	2.50%
Upside 2 | UK | Bank rate | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.80%	2.50%
Upside 2 | UK | Bank rate | 5-year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.50%	3.30%
Upside 2 | United States | GDP | Not more than one year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.70%	2.40%
Upside 2 | United States | GDP | One to two years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.80%	2.80%
Upside 2 | United States | GDP | Two to three years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.10%	3.10%
Upside 2 | United States | GDP | Three to four years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.80%	2.80%
Upside 2 | United States | GDP | Four to five years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.80%	2.80%
Upside 2 | United States | GDP | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	14.90%	15.10%
Upside 2 | United States | GDP | 5-year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.90%	2.80%
Upside 2 | United States | Unemployment | Not more than one year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.10%	3.70%
Upside 2 | United States | Unemployment | One to two years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.80%	3.50%
Upside 2 | United States | Unemployment | Two to three years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.50%	3.60%
Upside 2 | United States | Unemployment | Three to four years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.50%	3.60%
Upside 2 | United States | Unemployment | Four to five years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.50%	3.60%
Upside 2 | United States | Unemployment | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.50%	3.40%
Upside 2 | United States | Unemployment | 5-year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.70%	3.60%
Upside 2 | United States | HPI | Not more than one year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	6.50%	5.40%
Upside 2 | United States | HPI | One to two years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	6.20%	6.10%
Upside 2 | United States | HPI | Two to three years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.70%	4.30%
Upside 2 | United States | HPI | Three to four years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.80%	4.50%
Upside 2 | United States | HPI | Four to five years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.90%	4.60%
Upside 2 | United States | HPI | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	30.10%	27.40%
Upside 2 | United States | HPI | 5-year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	5.40%	5.00%
Upside 2 | United States | Federal funds rate | Not more than one year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	5.10%	5.10%
Upside 2 | United States | Federal funds rate | One to two years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.70%	4.30%
Upside 2 | United States | Federal funds rate | Two to three years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.30%	2.90%
Upside 2 | United States | Federal funds rate | Three to four years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.10%	2.80%
Upside 2 | United States | Federal funds rate | Four to five years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.80%	2.80%
Upside 2 | United States | Federal funds rate | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.80%	2.80%
Upside 2 | United States | Federal funds rate | 5-year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.60%	3.60%
Upside 1
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	26.80%	24.70%
Upside 1 | UK | GDP | Not more than one year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	1.00%	0.50%
Upside 1 | UK | GDP | One to two years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.20%	1.40%
Upside 1 | UK | GDP | Two to three years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.60%	2.50%
Upside 1 | UK | GDP | Three to four years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.20%	2.30%
Upside 1 | UK | GDP | Four to five years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.00%	2.00%
Upside 1 | UK | GDP | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	11.60%	9.60%
Upside 1 | UK | GDP | 5-year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.00%	1.70%
Upside 1 | UK | Unemployment | Not more than one year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.30%	4.20%
Upside 1 | UK | Unemployment | One to two years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.10%	4.30%
Upside 1 | UK | Unemployment | Two to three years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.00%	4.10%
Upside 1 | UK | Unemployment | Three to four years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.00%	4.20%
Upside 1 | UK | Unemployment | Four to five years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.00%	4.30%
Upside 1 | UK | Unemployment | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.90%	3.90%
Upside 1 | UK | Unemployment | 5-year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.00%	4.20%
Upside 1 | UK | HPI | Not more than one year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.80%	(3.30%)
Upside 1 | UK | HPI | One to two years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	7.60%	1.20%
Upside 1 | UK | HPI | Two to three years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.90%	4.10%
Upside 1 | UK | HPI | Three to four years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.80%	3.80%
Upside 1 | UK | HPI | Four to five years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.50%	5.40%
Upside 1 | UK | HPI | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	25.90%	11.50%
Upside 1 | UK | HPI | 5-year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.70%	2.20%
Upside 1 | UK | Bank rate | Not more than one year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	5.10%	4.70%
Upside 1 | UK | Bank rate | One to two years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.10%	4.60%
Upside 1 | UK | Bank rate | Two to three years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.50%	3.40%
Upside 1 | UK | Bank rate | Three to four years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.40%	3.30%
Upside 1 | UK | Bank rate | Four to five years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.30%	3.00%
Upside 1 | UK | Bank rate | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.30%	3.00%
Upside 1 | UK | Bank rate | 5-year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.90%	3.80%
Upside 1 | United States | GDP | Not more than one year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.70%	2.40%
Upside 1 | United States | GDP | One to two years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.40%	2.00%
Upside 1 | United States | GDP | Two to three years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.60%	2.40%
Upside 1 | United States | GDP | Three to four years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.40%	2.40%
Upside 1 | United States | GDP | Four to five years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.40%	2.40%
Upside 1 | United States | GDP | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	12.80%	12.30%
Upside 1 | United States | GDP | 5-year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.50%	2.30%
Upside 1 | United States | Unemployment | Not more than one year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.10%	3.70%
Upside 1 | United States | Unemployment | One to two years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.00%	3.90%
Upside 1 | United States | Unemployment | Two to three years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.90%	3.90%
Upside 1 | United States | Unemployment | Three to four years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.90%	4.00%
Upside 1 | United States | Unemployment | Four to five years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.90%	4.00%
Upside 1 | United States | Unemployment | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.80%	3.50%
Upside 1 | United States | Unemployment | 5-year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.90%	3.90%
Upside 1 | United States | HPI | Not more than one year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	6.50%	5.40%
Upside 1 | United States | HPI | One to two years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.40%	4.70%
Upside 1 | United States | HPI | Two to three years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.70%	3.70%
Upside 1 | United States | HPI | Three to four years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.90%	3.90%
Upside 1 | United States | HPI | Four to five years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.90%	3.90%
Upside 1 | United States | HPI | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	24.40%	23.50%
Upside 1 | United States | HPI | 5-year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.50%	4.30%
Upside 1 | United States | Federal funds rate | Not more than one year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	5.10%	5.10%
Upside 1 | United States | Federal funds rate | One to two years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.00%	4.70%
Upside 1 | United States | Federal funds rate | Two to three years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.80%	3.50%
Upside 1 | United States | Federal funds rate | Three to four years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.60%	3.30%
Upside 1 | United States | Federal funds rate | Four to five years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.30%	3.30%
Upside 1 | United States | Federal funds rate | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.30%	3.30%
Upside 1 | United States | Federal funds rate | 5-year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.00%	4.00%